Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Share capital	Share premium		Capital reserve from share-based payment transactions	Warrants exercisable into shares		Treasury shares	Accumulated other comprehensive income (loss)	Accumulated deficit	Total	Non-controlling interests	Total
Balance at Dec. 31, 2016	$ 1,783	$ 79,864		$ 5,167	$ 6,947		$ (970)	$ 491	$ (87,363)	$ 5,919	$ 42	$ 5,961
Net loss									(6,339)	(6,339)	(94)	(6,433)
Adjustment arising from translating financial statements from functional currency to presentation currency								636		636		636
Total comprehensive loss								636	(6,339)	(5,703)	(94)	(5,797)
Issuance of share capital and warrants, net of issue expenses	330	1,993		188	1,868					4,379		4,379
Issuance of share capital	10	85								95		95
Proceeds from sale of subsidiary in previously consolidated subsidiaries		(838)					970			132	52	184
Share-based payments				192						192		192
Balance at Dec. 31, 2017	2,123	81,104		5,547	8,815			1,127	(93,702)	5,014		5,014
Net loss									(6,571)	(6,571)		(6,571)
Total comprehensive loss												(6,571)
Cumulative effect of initial adoption of IFRS 15 as of January 1, 2018 (see Note 4)									(350)	(350)		(350)
Issuance of share capital and warrants, net of issue expenses	482	312			3,593					4,387		4,387
Issuance of share capital	30	252								282		282
Share-based payments				253						253		253
Balance at Dec. 31, 2018	2,635	94,076	[1]	5,800		[1]		1,127	(100,623)	$ 3,287		3,015
Net loss									(9,587)			(9,587)
Total comprehensive loss												(9,587)
Issuance of share capital and warrants, net of issue expenses	5,518	1,546										7,064
Issuance of share capital	72	43										115
Share-based payments				270								270
Balance at Dec. 31, 2019	$ 8,225	$ 95,665		$ 6,070				$ 1,127	$ (110,210)			$ 877

[1]	Warrants exercisable into shares as of December 31, 2018 were reclassified into Share premium.